SUBSEQUENT EVENTS (Details) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2017 RUB (₽)	Mar. 31, 2019	Feb. 28, 2019 RUB (₽)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 RUB (₽)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 RUB (₽)
Subsequent events
Designated as hedging instrument							$ 80.4	₽ 4,572	$ 102.8	₽ 5,976
Cash consideration		$ 13.8	₽ 956	₽ 918
RSUs
Subsequent events
Awards granted (in shares)		6,226,234	6,226,234
Subsequent event
Subsequent events
Designated as hedging instrument	$ 59.7					₽ 3,915
Subsequent event | Znanie Company Limited
Subsequent events
Ownership interest acquired (as a percent)					100.00%
2016 Plan | Subsequent event | Class A | Maximum | RSUs
Subsequent events
Awards granted (in shares)	570,282